Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
First Trust Preferred Securities and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain at current levels until February 28, 2018, and thereafter at 1.10% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

In selecting securities for the Fund, the investment strategy of the Fund's sub-advisor is driven by comprehensive analysis of Preferred Securities and Income Securities with a goal of investing in securities representing the best relative value in the market. The style of active management by the Fund's sub-advisor combines a bottom-up and top-down approach to security selection that encompasses three significant areas of analysis: credit fundamentals; relative value; and technical aspects of the securities, which may include, but are not limited to, interest rate sensitivity, call features, covenants, maturities, trading volumes, liquidity and pricing inefficiencies. The bottom-up analysis focuses on individual security analysis, idiosyncratic risks, credit fundamentals and opportunistic trading. The top-down analysis focuses on sector and industry analysis, duration and interest rate analysis, capital structure positioning and systemic risks. Diversification of the Fund portfolio within the Preferred Securities asset class is achieved through limits on issuer and industry weightings.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities ("Trust Preferred Securities").

In general, Preferred Securities held by the Fund are issued by companies in the financial, communications, consumer, government, utilities, energy, materials, industrial and technology sectors. The market capitalization of the issuers is between $800 million and $300 billion. The market capitalization for the Preferred Securities is between $85 million and $3 billion. Because the issuers of Preferred Securities are often financial companies, the Fund concentrates its investments by investing at least 25% of its total assets in the group of industries that comprise the financial sector, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies, real estate investment trusts ("REITs") and companies involved in the insurance industry.

Income Securities held by the Fund include corporate bonds, high yield securities, commonly referred to as "junk" bonds, and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may carry fixed or floating rates of interest.

The Fund may invest in U.S. and non-U.S. debt and equity securities that are traded over-the-counter or listed on an exchange. The Fund may have exposure to certain emerging markets through its investments in non-U.S. securities. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies.

The anticipated average duration of the securities held by the Fund is three to 12 years. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if the portfolio has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

The Fund invests at least 60% of its net assets in securities rated investment grade (BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, such as Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., or another nationally recognized statistical rating organization, and unrated securities judged to be of comparable quality by the Fund's sub-advisor. The Fund may invest up to 40% of its net assets in securities rated below investment grade (BB+/Ba1 or lower) at the time of purchase, which are commonly referred to as high yield securities or "junk bonds." For securities with a split rating, the highest available rating will be used. In addition, at least 80% of the Fund's net assets are issued by issuers that have long-term issuer credit ratings of investment grade, or unrated issuers judged to be of comparable quality by the Fund's sub-advisor.

The Fund may invest in exchange-traded and over-the-counter interest rate swaps, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts, exchange-listed options on Eurodollar futures contracts, exchange-listed Eurodollar futures contracts, exchange-traded and over-the-counter non-U.S. currency swaps, exchange-listed currency options, forward currency contracts and non-deliverable forward currency contracts. The use of these derivative instruments may allow the Fund to seek to enhance return, to hedge some of the risks of its investments in securities, to substitute a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows, to preserve capital or to manage its foreign currency exposures. To the extent that the Fund invests in derivative instruments as a substitute for, or to gain exposure to, a position in an underlying asset, such investments shall be (a) counted towards the 80% test set forth above that requires the Fund to invest at least 80% of the Fund's net assets (including investment borrowings) in Preferred Securities and Income Securities, and (b) valued according to their market value and not notional value. Derivative instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivative instruments can result in losses that greatly exceed the original investment. Derivative instruments can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the asset, index or rate underlying the derivative instrument.

The Fund may invest up to 15% of its net assets in cash and/or cash equivalents. The Fund may invest in securities issued by companies domiciled in the United States, U.S. dollar-denominated depositary receipts and U.S. dollar-denominated foreign securities. The Fund may invest in Rule 144A securities, which are generally securities of U.S. and foreign issuers that are not listed on an exchange and may be (a) Preferred Securities or Income Securities issued by public companies, (b) securities of non-U.S. issuers that do not want to become subject to U.S. reporting requirements or (c) common stock by non-reporting issuers. Rule 144A securities are generally subject to resale restrictions and may be illiquid. Due to the nature of certain of the Fund's investments, the Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.

The Fund is classified as "non-diversified" under the 1940 Act and as a result may invest a relatively high percentage of its assets in a limited number of issuers. The Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Fund is concentrated in the financial sector.

CONTINGENT CONVERTIBLE SECURITIES RISK. Contingent convertible securities ("CoCos") may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of swaps, options, futures contracts, forward contracts and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. The Fund invests in REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the NYSE Arca rule change pursuant to Rule 19b-4 under the Securities Exchange Act of 1934, as amended (the "1934 Act") approved by the SEC, and cannot bring itself into compliance within a reasonable period after discovering the matter, NYSE Arca may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on NYSE Arca in the event the fund's assets are small or the Fund does not have enough shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index, a broad-based market index and a blended index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Preferred Securities and Income ETF Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above:

Best Quarter		Worst Quarter
5.70%	March 31, 2014	-1.34%	December 31, 2016

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
First Trust Preferred Securities and Income ETF | First Trust Preferred Securities and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 87
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	582
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,318
2014	rr_AnnualReturn2014	10.93%
2015	rr_AnnualReturn2015	6.18%
2016	rr_AnnualReturn2016	6.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.34%)
1 Year	rr_AverageAnnualReturnYear01	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2013
First Trust Preferred Securities and Income ETF | After tax on distributions | First Trust Preferred Securities and Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
First Trust Preferred Securities and Income ETF | After tax on distributions and sale of fund shares | First Trust Preferred Securities and Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
First Trust Preferred Securities and Income ETF | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
First Trust Preferred Securities and Income ETF | BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
First Trust Preferred Securities and Income ETF | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.76%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[2]

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before February 28, 2018.
[2]	The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.